Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreements*	Favorable contract*	Internal use software	Property management relationship*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2013	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	—	—	—	—	303,909
Additions	13,934	—	—	4,320	27,770	2,160	14,950	—	10,250	1,500	6,500	13,889	—	95,273
Disposals	(42)	—	—	—	—	—	—	—	—	—	—	—	—	(42)
Foreign currency translation difference	—	(3,348)	—	—	—	—	—	—	—	—	—	—		(3,348)
Amortization expense	(4,646)	(7,945)	(999)	(4,893)	(12,535)	(214)	(15,217)	(1,020)	(3,146)	(250)	(6,468)	(1,570)	—	(58,903)

Intangible assets, net December 31, 2013	22,773	104,013	18,834	956	52,870	3,159	93,287	11,985	15,411	1,250	32	12,319	—	336,889
Additions	64,778	—	—	34,259	673,227	15,412	68,042	227,014	—	26,970	—	7,199	86,873	1,203,774
Disposals	(8,662)	—	—	—	—	—	—	—	—	—	—	(1,331)	—	(9,993)
Foreign currency translation difference	1,025	427	—	—	—	—	—	—	—	—	—	—	—	1,452
Amortization expense	(12,882)	(8,560)	(1,000)	(3,701)	(48,666)	(786)	(20,325)	(9,902)	(3,829)	(4,022)	(32)	(8,333)	(5,631)	(127,669)

Intangible assets, net December 31, 2014	67,032	95,880	17,834	31,514	677,431	17,785	141,004	229,097	11,582	24,198	—	9,854	81,242	1,404,453

Intangible assets, net December 31, 2014 (US$)	10,803	15,453	2,874	5,079	109,182	2,866	22,726	36,924	1,867	3,900	—	1,588	13,095	226,357

*	Acquired in the acquisitions of subsidiaries

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2015	189,106	30,478
2016	171,481	27,638
2017	165,854	26,731
2018	149,625	24,115
2019	139,653	22,508

	815,719	131,470